Accounts Receivable, net - Lessen by Provision for Doubtful Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net
Accounts receivable	$ 42,237	$ 78,020
Less: Provision for credit losses	0	(2,990)	$ (2,990)	$ (2,990)
Accounts receivable, net	$ 42,237	$ 75,030